SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE - IFRS 9 and IFRS 15 (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Non-current assets
Investments in joint ventures and associates	$ 0		$ 1,921	[1]
Deferred tax assets	197		336	[1]
Other assets	193		263	[1]
Current assets
Trade and other receivables, gross	577		755	[1]		$ 685
Allowance for doubtful debt	(171)	$ (183)	(169)		$ (160)	$ (160)	$ (182)
Other assets	479		648	[1]
Equity
Equity attributable to equity owners of the parent	3,670		4,331	[1]
Non-controlling interests	(891)		(441)	[1]
Liabilities
Other liabilities (current)	1,290		1,401	[1]
Deferred tax liabilities	180		376	[1]
December 31, 2018
Non-current assets
Deferred tax assets	197
Other assets	193
Current assets
Trade and other receivables, gross	577
Other assets	2,516
Equity
Equity attributable to equity owners of the parent	3,670
Non-controlling interests	(891)
Liabilities
Other liabilities (current)	1,290
Deferred tax liabilities	$ 180
Impact of Adoption of IFRS 9 and IFRS 15 | December 31, 2018
Non-current assets
Investments in joint ventures and associates			1,921
Deferred tax assets			336
Available for sale			18
Other assets			263
Current assets
Trade and other receivables, gross			924
Allowance for doubtful debt		(169)	(169)		(160)		(182)
Available for sale			53
Other assets			418
Equity
Equity attributable to equity owners of the parent			4,331
Non-controlling interests			(441)
Liabilities
Other liabilities (current)			1,353
Deferred tax liabilities			$ 376
Proforma Adjustment | Impact of Adoption of IFRS 9 and IFRS 15
Non-current assets
Investments in joint ventures and associates		1,924
Deferred tax assets		326
Fair value through other comprehensive income		18
Other assets		356
Current assets
Trade and other receivables, gross		924
Allowance for doubtful debt		(183)
Fair value through profit or loss		20
Fair value through other comprehensive income		33
Other assets		414
Equity
Equity attributable to equity owners of the parent		4,377
Non-controlling interests		(430)
Liabilities
Other liabilities (current)		1,352
Deferred tax liabilities		388
Proforma Adjustment | Impact of Adoption of IFRS 9 and IFRS 15 | Impact of IFRS 9 - Classification and measurement
Non-current assets
Investments in joint ventures and associates		(25)
Available for sale		(18)
Fair value through other comprehensive income		18
Current assets
Available for sale		(53)
Fair value through profit or loss		20
Fair value through other comprehensive income		33
Equity
Equity attributable to equity owners of the parent		(25)
Proforma Adjustment | Impact of Adoption of IFRS 9 and IFRS 15 | Impact of IFRS 9 - Impairment
Non-current assets
Investments in joint ventures and associates		(10)
Deferred tax assets		2
Current assets
Allowance for doubtful debt		(14)			$ 0		$ 0
Equity
Equity attributable to equity owners of the parent		(16)
Non-controlling interests		(4)
Liabilities
Deferred tax liabilities		(2)
Proforma Adjustment | Impact of Adoption of IFRS 9 and IFRS 15 | Impact of IFRS 15 - Revenue and contract costs
Non-current assets
Investments in joint ventures and associates		38
Deferred tax assets		(12)
Other assets		93
Current assets
Other assets		(4)
Equity
Equity attributable to equity owners of the parent		87
Non-controlling interests		15
Liabilities
Other liabilities (current)		(1)
Deferred tax liabilities		$ 14

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).